License Agreements	6 Months Ended	12 Months Ended
	Nov. 30, 2015	May. 31, 2015
License Agreements

Note 6 – License Agreements

During the six months ended November 30, 2015, we executed a license agreement with a third-party licensor covering the licensor’s “system know-how” technology with respect to the Company’s use of proprietary cell lines to manufacture new PRO 140 material. The license requires a payment of £600,000 (approximately US$915,000) by December 15, 2015, which was accrued as of May 31, 2015. As a result of executing the license agreement in late July 2015, the Company became the primary obligor of an additional payment of £600,000 (approximately US$930,000) due on June 30, 2016. The licensor is currently in litigation to recover certain amounts from Progenics Pharmaceuticals, Inc. (“Progenics”), the company that sold PRO 140 to the Company. In the event the licensor is successful in recovering any payments related to the litigation, the June 30, 2016 payment owed by the Company will be reduced by the licensor’s recovery. During the six-months ended November 30, 2015, the Company recorded an additional expense of £600,000 (approximately US$930,000), as probability of any recovery from third-party litigation is not reasonably estimable. Future annual license fees and royalty rate will vary depending on whether the Company manufactures PRO 140 itself, utilizes the third-party licensor as a contract manufacturer, or utilizes an independent party as a contract manufacturer. The licensor does not charge an annual license fee of £300,000 when it serves as the manufacturer.

Under the Asset Purchase Agreement, dated July 25, 2012, between the Company and Progenics Pharmaceuticals, Inc. (“Progenics”) (the “Asset Purchase Agreement”), the Company acquired from Progenics its rights to the HIV viral-entry inhibitor drug candidate PRO 140 (“PRO 140”), a humanized anti-CCR5 monoclonal antibody, as well as certain other related assets, including the existing inventory of bulk PRO 140 drug product, intellectual property, certain related licenses and sublicenses, and U.S. Food and Drug administration (“FDA”) regulatory filings. On October 16, 2012, the Company paid to Progenics $3,500,000 in cash to close the transaction. The Company is also required to pay Progenics the following milestone payments and royalties: (i) $1,500,000 at the time of the first dosing in a U.S. Phase 3 trial or non-US equivalent; (ii) $5,000,000 at the time of the first US new drug application approval by the FDA or other non-U.S. approval for the sale of PRO 140; and (iii) royalty payments of up to 5% on net sales during the period beginning on the date of the first commercial sale of PRO 140 until the later of (a) the expiration of the last to expire patent included in the acquired assets, and (b) 10 years, in each case determined on a country-by country basis. To the extent that such milestone payments and royalties are not timely made, under the terms of the Asset Purchase Agreement, Progenics has certain repurchase rights relating to the assets sold to the Company thereunder.

Payments to the third-party licenser and to Progenics are in addition to payments due under a Development and License Agreement, dated April 30, 1999 (the “PDL License”), between Protein Design Labs (now AbbVie Inc.) (“PDL”) and Progenics, which was assigned to the Company in the Asset Purchase Agreement, pursuant to which the Company has an exclusive worldwide license to develop, make, have made, import, use, sell, offer to sell or have sold products that incorporate the humanized form of the PRO 140 antibody developed by PDL under the agreement and must pay additional milestone payments and royalties as follows: (i) $1,000,000 upon initiation of a Phase 3 clinical trial; (ii) $500,000 upon filing a Biologic License Application with the FDA or non-U.S. equivalent regulatory body; (iii) $500,000 upon FDA approval or approval by another non-U.S. equivalent regulatory body; and (iv) royalties of up to 7.5% of net sales for the longer of 10 years and the date of expiration of the last to expire licensed patent. Additionally, the PDL License provides for an annual maintenance fee of $150,000 until royalties paid exceed that amount. To the extent that such milestone payments and royalties are not timely made, under the terms of the PDL License, AbbeVie Inc. has certain termination rights relating to the Company’s license of PRO 140 thereunder.

Pursuant to the foregoing Asset Purchase Agreement and PDL License, the Company accrued an expense of $2,500,000 as of May 31, 2015 in connection with the anticipated milestone payments related to the first patient dosing in a Phase 3 clinical trial. Subsequent to the fiscal quarter ended November 30, 2015, the Company paid the $1.5 million of such accrued expenses owed to Progenics pursuant to the Asset Purchase Agreement.

Note 7 – License Agreements

Under the Asset Purchase Agreement, dated July 25, 2012, between the Company and Progenics Pharmaceuticals, Inc. (“Progenics”) (the “Asset Purchase Agreement”), the Company acquired from Progenics its proprietary HIV viral-entry inhibitor drug candidate PRO 140 (“PRO 140”), a humanized anti-CCR5 monoclonal antibody, as well as certain other related assets, including the existing inventory of bulk PRO 140 drug product, intellectual property, certain related licenses and sublicenses, and U.S. Food and Drug administration (“FDA”) regulatory filings. On October 16, 2012, the Company paid to Progenics $3,500,000 in cash to close the transaction. The Company is also required to pay Progenics the following milestone payments and royalties: (i) $1,500,000 at the time of the first dosing in a U.S. Phase 3 trial or non-US equivalent; (ii) $5,000,000 at the time of the first US new drug application approval by the FDA or other non-U.S. approval for the sale of PRO 140; and (iii) royalty payments of up to 5% on net sales during the period beginning on the date of the first commercial sale of PRO 140 until the later of (a) the expiration of the last to expire patent included in the acquired assets, and (b) 10 years, in each case determined on a country-by country basis. Payments to Progenics are in addition to payments due under a Development and License Agreement, dated April 30, 1999 (the “PDL License”), between Protein Design Labs (now AbbVie Inc.) and Progenics, which was assigned to us in the Asset Purchase Agreement, pursuant to which we must pay additional milestone payments and royalties as follows: (i) $1,000,000 upon initiation of a Phase 3 clinical trial; (ii) $500,000 upon filing a Biologic License Application with the FDA or non-U.S. equivalent regulatory body; (iii) $500,000 upon FDA approval or approval by another non-U.S. equivalent regulatory body; and (iv) royalties of up to 7.5% of net sales for the longer of 10 years and the date of expiration of the last to expire licensed patent. Additionally, the PDL License provides for an annual maintenance fee of $150,000 until royalties paid exceed that amount. Pursuant to the foregoing Asset Purchase Agreement and PDL License, the Company accrued an expense of $2,500,000 as of May 31, 2015, in connection with the anticipated milestone payments related to the first patient dosing in a Phase 3 clinical trial.

Subsequent to year end, the Company reached agreement in principle with a third-party licensor to enter into a licensing agreement covering the licensor’s “system know-how” technology with respect to the Company’s use of proprietary cell lines to manufacture new PRO 140 material. The license will require payment of £600,000 (approximately US$930,000) by December 31, 2015, and a contingent payment of up to an additional £600,000 (approximately US$930,000) on June 30, 2016. The amount of the contingent payment depends on the outcome of pending litigation between the licensor and the company that sold PRO 140 to CytoDyn. The Company has accrued an expense for the payment of US$930,000, as of May 31, 2015, for the amount due by December 31, 2015, but has not accrued the contingent payment due on June 30, 2016, as of May 31, 2015, as the amount and probability of payment cannot be reasonably estimated. Future annual license fees and royalty rate will vary depending on whether CytoDyn manufactures PRO 140 itself, utilizes the third-party licensor as a contract manufacturer, or utilizes an independent party as a contract manufacturer. The licensor does not charge an annual license fee of £300,000 when it serves as the manufacturer.